Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
Note 3 Fair Value Measurements
Fair value is a market based measurement and not an entity specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price) in an orderly transaction between market participants.
The provisions of GAAP establish a fair value hierarchy that contains three levels for inputs used in fair value measurements.

Level 1 - inputs include quoted market prices for identical assets or liabilities in active markets.

Level 2 - inputs include quoted market prices for similar assets or liabilities in active markets or quoted market prices for identical assets or liabilities in inactive markets.

Level 3 - inputs are unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. A financial instrument’s level within the fair value hierarchy is not representative of its expected performance or its overall risk profile and, therefore, Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets. As of December 31, 2025 and 2024, the Plan held no Level 2 or Level 3 assets. The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

The Plan values shares of TDS Common Stock and Array Common Stock based on the closing price reported in the active market in which the securities are traded. These securities are classified as Common Stock of the Plan Sponsor and Subsidiary. The Plan also values mutual funds based on the closing price reported in the active market in which the individual securities are traded.
The following tables set forth by level, within the fair value hierarchy, the Plan's investments at fair value as of December 31, 2025 and 2024, respectively.

December 31, 2025	Level 1	Total
(Dollars in thousands)
Mutual Funds	$451,942	$451,942
Common Stock of Plan Sponsor and Subsidiary	24,348	24,348
Total investments in the fair value hierarchy	$476,290	$476,290
Common/Collective Trusts measured at net asset value
Target retirement(1)		536,203
Bond(2)		94,536
Investment contracts(3)		95,793
Equity(4) (5)		376,354
Total investments at fair value		$1,579,176

December 31, 2024	Level 1	Total
(Dollars in thousands)
Mutual Funds	$526,725	$526,725
Common Stock of Plan Sponsor and Subsidiary	30,654	30,654
Total investments in the fair value hierarchy	$557,379	$557,379
Common/Collective Trusts measured at net asset value
Target retirement(1)		562,207
Bond(2)		111,091
Investment contracts(3)		105,104
Equity(4) (5)		426,702
Total investments at fair value		$1,762,483

(1) The Vanguard Target Retirement Trusts invest mainly in mutual funds with the remainder invested in money market funds. The fair value of these trusts is calculated using the market approach which values the underlying investments of the trust based on observable market prices. These trusts are measured at fair value based on the NAV per share.

(2) The BlackRock Intermediate Government/Credit Bond Index Fund F (BlackRock Bond Fund) is a bank maintained collective investment fund that invests in bond index funds and other short-term investments. The fair value is calculated using the market approach which values the underlying investments in the fund using observable inputs for similar assets. The BlackRock Bond Fund is measured at fair value based on the NAV per share.

(3) The Vanguard Retirement Savings Trust II is a collective trust that invests in the Vanguard Retirement Savings Master Trust, which invests in traditional and synthetic investment contracts backed by investments issued by insurance companies and banks. The fair value is determined based on the underlying investments of the common trust as traded in active markets or valued using significant observable inputs. The NAV for the investment contracts is $1 per share.

(4) The Vanguard Institutional 500 Index Trust seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The fair value is calculated using the market approach which values the underlying investments of the trust based on observable market prices. This trust is measured at fair value based on the NAV per share.

(5) The Vanguard Institutional Total International Stock Market Index Trust seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States. The fair value is calculated using the market approach which values the underlying investments of the trust based on observable market prices. This trust is measured at fair value based on the NAV per share.

The following tables summarize the Plan’s investments that are measured at fair value based on the net asset value per share as of December 31, 2025 and 2024, respectively.

December 31, 2025	Fair Value	Unfunded Commitments	Participant Redemption Frequency	Redemption Notice Period
(Dollars in thousands)
Common/Collective Trusts
Target retirement	$536,203	$—	Daily	One month
Bond	94,536	—	Daily	One month
Investment contracts	95,793	—	Daily	Twelve months
Equity	376,354	—	Daily	One month

December 31, 2024	Fair Value	Unfunded Commitments	Participant Redemption Frequency	Redemption Notice Period
(Dollars in thousands)
Common/Collective Trusts
Target retirement	$562,207	$—	Daily	One month
Bond	111,091	—	Daily	One month
Investment contracts	105,104	—	Daily	Twelve months
Equity	426,702	—	Daily	One month